Revenue recognition and operating segments - Revenue and profit (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments
Revenue	£ 5,436	£ 5,375	£ 3,714
Operating profit	549	625	317
Finance income	46	48	49
Finance cost	(197)	(189)	(79)
Share of profit from associates net of tax	7	9	9
Profit before income tax	405	493	296
Impairment losses related to property, plant and equipment	0	0
North America
Disclosure of operating segments
Impairment losses related to ROU assets	0	0	17
Impairment losses related to property, plant and equipment	0	0	8
Operating segments
Disclosure of operating segments
Revenue	5,425	5,365	3,703
Operating profit	978	1,026	690
Operating segments | Pest Control
Disclosure of operating segments
Revenue	4,287	4,286	2,690
Operating profit	773	830	497
Operating segments | Hygiene & Wellbeing
Disclosure of operating segments
Revenue	908	858	821
Operating profit	164	157	162
Operating segments | France Workwear
Disclosure of operating segments
Revenue	230	221	192
Operating profit	41	39	31
Operating segments | North America
Disclosure of operating segments
Revenue	3,260	3,306	1,849
Operating profit	558	617	315
Operating segments | North America | Pest Control
Disclosure of operating segments
Revenue	3,152	3,201	1,746
Operating profit	539	599	297
Operating segments | North America | Hygiene & Wellbeing
Disclosure of operating segments
Revenue	108	105	103
Operating profit	19	18	18
Operating segments | International
Disclosure of operating segments
Revenue	2,165	2,059	1,854
Operating profit	420	409	375
Operating segments | Europe (incl. LATAM)
Disclosure of operating segments
Revenue	1,114	1,081	941
Operating profit	219	215	187
Operating segments | Europe (incl. LATAM) | Pest Control
Disclosure of operating segments
Revenue	531	516	427
Operating profit	124	124	103
Operating segments | Europe (incl. LATAM) | Hygiene & Wellbeing
Disclosure of operating segments
Revenue	353	344	322
Operating profit	54	52	53
Operating segments | Europe (incl. LATAM) | France Workwear
Disclosure of operating segments
Revenue	230	221	192
Operating profit	41	39	31
Operating segments | UK & Sub-Saharan Africa
Disclosure of operating segments
Revenue	435	390	365
Operating profit	100	94	95
Operating segments | UK & Sub-Saharan Africa | Pest Control
Disclosure of operating segments
Revenue	205	195	182
Operating profit	53	51	47
Operating segments | UK & Sub-Saharan Africa | Hygiene & Wellbeing
Disclosure of operating segments
Revenue	230	195	183
Operating profit	47	43	48
Operating segments | Asia & MENAT
Disclosure of operating segments
Revenue	354	339	321
Operating profit	46	45	45
Operating segments | Asia & MENAT | Pest Control
Disclosure of operating segments
Revenue	265	250	231
Operating profit	35	34	34
Operating segments | Asia & MENAT | Hygiene & Wellbeing
Disclosure of operating segments
Revenue	89	89	90
Operating profit	11	11	11
Operating segments | Pacific
Disclosure of operating segments
Revenue	262	249	227
Operating profit	55	55	48
Operating segments | Pacific | Pest Control
Disclosure of operating segments
Revenue	134	124	104
Operating profit	22	22	16
Operating segments | Pacific | Hygiene & Wellbeing
Disclosure of operating segments
Revenue	128	125	123
Operating profit	33	33	32
Central and regional overheads
Disclosure of operating segments
Revenue	11	10	11
Operating profit	(137)	(121)	(107)
Restructuring costs
Disclosure of operating segments
Operating profit	(7)	(7)	(12)
Adjusted Operating Profit
Disclosure of operating segments
Operating profit	834	898	571
One-off and adjusting items
Disclosure of operating segments
Operating profit	(86)	(98)	(136)
Amortisation and impairment of intangible assets
Disclosure of operating segments
Operating profit	£ (199)	£ (175)	£ (118)